OTHER LONG-TERM LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Vessel	Dec. 31, 2010
OTHER LONG TERM LIABILITIES [Abstract]
Tax benefits on intra-group transfers of long-term assets	$ 0	$ 8,446,000
Deferred credits from capital lease transactions	18,529,000	19,153,000
Other long-term liabilities	18,529,000	27,599,000
Number of vessels		5
Deferred credits from capital lease transactions	24,691,000	24,691,000
Less: Accumulated amortization	(5,537,000)	(4,911,000)
Deferred credits from capital lease transactions, net	19,154,000	19,780,000
Short-term	625,000	627,000
Long-term	18,529,000	19,153,000
Amortization of deferred credits from capital lease transactions	$ 600,000	$ 600,000	$ 800,000